Stock-Based Compensation (Details) - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	May 02, 2020	Feb. 01, 2018
Stock-Based Compensation (Details) [Line Items]
Amount available for future issuance		13,875,574
Total remaining stock-based compensation expense (in Dollars)			$ 11,861	$ 11,861
Weighted average period for expense to be recognized				3 years 1 month 6 days
Voting rights percentage				10.00%
Fair value percentage				110.00%
Contractual terms				10 years
Total grant date fair value (in Dollars per share)				$ 4,953	$ 2,903
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting terms				1 year
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting terms				4 years
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares authorized for gran								300,000,000
Total remaining stock-based compensation expense (in Dollars)		$ 13,100
Granted		26,831,376	96,012,077
Granted per shares (in Dollars per share)		$ 0.58	$ 0.34
STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares authorized for gran		100,000,000					100,000,000
Total remaining stock-based compensation expense (in Dollars)			$ 1,109	$ 1,109		$ 4,937
Weighted average period for expense to be recognized				1 year
Granted	2,827,695	30,043,068	38,447,116
Granted per shares (in Dollars per share)	$ 0.391	$ 0.97	$ 0.35
Accrued outstanding rent payments (in Dollars)	$ 947
Total grant date fair value (in Dollars per share)				$ 6,860	$ 1,302
FF Global Partners [Member]
Stock-Based Compensation (Details) [Line Items]
Executives employees amount (in Dollars)				$ 24,000	$ 79,800
Executives employees per share (in Dollars per share)				$ 0.50
Annual installments years				10 years
Stock Option [Member] | Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average period for expense to be recognized		3 years 1 month 6 days
Class A Ordinary Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Granted		6,000,000
Granted per shares (in Dollars per share)		$ 0.36
Shares issued			43,327,415	43,327,415	107,789,887
Class A Ordinary Stock [Member] | STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares issued			45,932,116	45,932,116